Lisa Proch Talcott Resolution Law Group 1 Griffin Road North Windsor, CT 06095-1512 Tel. 1-860-547-4390 lisa.proch@thehartford.com

October 22, 2018

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attn: Division of Investment Management

Re:    CRC Select I

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, we are electronically filings via EDGAR a copy of the above-referenced Registration Statement on Form S-3.

If you have any questions, please contact me at 860-547-4390.

Very truly yours,
/s/ Lisa Proch
Lisa Proch
General Counsel
Enclosure